Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash And Cash Equivalents
7	CASH AND CASH EQUIVALENTS

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Cash on hand	18	18
Cash at bank	86,003	113,847
Fixed deposits	365,828	275,235

	451,849	389,100

Fixed deposits bear interest at an effective interest rate of 0.2% to 5.5% (2022: 2.5% to 5.0%) per annum and for tenure ranging from 7 days
t
o 62 days (2022: 7 days to 30 days).